Initial Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Denali Capital Acquisition Corp [Member]
Class of Stock [Line Items]
INITIAL PUBLIC OFFERING
NOTE 3 - INITIAL PUBLIC OFFERING
On April 11, 2022, the Company consummated the IPO of 8,250,000 Public Units, inclusive of 750,000 Public Units issued pursuant to the underwriters’ partial exercise of their over-allotment option. The Public Units were sold at a purchase price of $10.00 per Public Unit, generating gross proceeds of $82,500,000. Each Public Unit consists of one Public Share and one Public Warrant. Each Public Warrant entitles the holder thereof to purchase one Public Share at a price of $11.50 per share.
The warrants will become exercisable on the later of 30 days after the completion of the Company’s initial Business Combination or 12 months from the closing of the IPO and will expire five years after the completion of the Company’s initial Business Combination or earlier upon redemption or liquidation (see Note 7).

NOTE 3 – INITIAL PUBLIC OFFERING
On April 11, 2022, the Company consummated the IPO of 8,250,000 Public Units, inclusive of 750,000 Public Units issued pursuant to the underwriters’ partial exercise of their over-allotment option. The Public Units were sold at a purchase price of $10.00 per Public Unit, generating gross proceeds of $82,500,000. Each Public Unit consists of one Public Share and one Public Warrant. Each Public Warrant entitles the holder thereof to purchase one
Public Share at a price of $11.50 per share.

The warrants will become exercisable on the later of 30 days after the completion of the Company’s initial Business Combination or 12 months from the closing of the IPO and will expire five years after the completion of the Company’s initial Business Combination or earlier upon redemption or liquidation (see Note 7).